Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments	Future minimum lease commitments as of December 31, 2012 are as follows:

Operating Leases
2013	$11
2014	7
2015	6
2016	4
2017	3
Thereafter	3
Total	$34